Shareholders' Equity - Schedule of Share Capital Transactions Relating To Common Shares A (Parenthetical) (Detail) - Common Share [member] - € / shares	Dec. 31, 2017	Dec. 31, 2016
Final dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value		€ 0.12
Interim dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value	€ 0.12	€ 0.12